Mergers and Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 27, 2013 M/A-COM Tech Business [Member]	Sep. 28, 2012 M/A-COM Tech Business [Member]	Sep. 30, 2011 M/A-COM Tech Business [Member]	Apr. 25, 2011 Optomai [Member]	Sep. 28, 2012 Optomai [Member]	Sep. 27, 2013 Nitronex LLC [Member]	Jun. 25, 2012 Nitronex LLC [Member]	Feb. 13, 2014 Nitronex LLC [Member] Subsequent Event [Member]	Sep. 27, 2013 GaAs Labs [Member]	Jun. 30, 2012 GaAs Labs [Member]	Jun. 25, 2012 GaAs Labs [Member]
Loans At Acquisition Date [Line Items]
Date of acquisition								Feb. 13, 2014			Jun. 25, 2012
Business acquisition cost of acquired entity, cash paid						$ 1,807,000				$ 26,100,000
Escrow deposit										3,900,000
Escrow agreement expiration period								2015-08
Percentage of voting stock acquired													100.00%
Previously advanced notes payable									2,066,000			2,100,000	2,100,000
Total liabilities assumed						1,859,000			11,208,000				11,200,000
Capital contributions received by Nitronex from majority stockholder prior to acquisition	8,435,000	11,578,000
Purchase price of acquisition				30,000,000
Contingent consideration cash paid			6,000,000	15,000,000	8,800,000
Incentive compensation expenses			360,000	103,000	277,000
Business acquisition purchase price allocation, liabilities assumed						260,000
Fair value of the contingent consideration						6,624,000
Adjustment to related deferred tax liability, tax benefit							$ 1,600,000
Weighted-average life of identified intangible assets acquired	7 years